Leases (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Leases [Abstract]
Leases
The Company assumed operating leases as part of each of the 2016 acquisitions (see Note 2). At December 31, 2015, the minimum rental commitments under these acquired, non-cancelable operating leases with initial or remaining terms of more than one year were as follows:

Operating Leases
2016 (Jan – Sept)	12,105
2017	13,947
2018	7,916
2019	4,730
2020	2,476
Thereafter	1,908
Total minimum lease payments	$43,082

At September 30, 2015, the minimum rental commitments under all non-cancelable operating leases with initial or remaining terms of more than one year were as follows:

Year ending September 30,	Operating Leases
2016	37,303
2017	31,064
2018	24,382
2019	19,200
2020	13,215
Thereafter	23,939
Total minimum lease payments	$149,103